Trade Accounts Receivable, Net - Summary of Trade Accounts Receivable (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Trade and other receivables [abstract]
Trade accounts receivable	$ 32,623	$ 32,356
Allowances for doubtful accounts	(2,145)	(2,196)	$ (2,152)	$ (1,856)
Trade receivables	$ 30,478	$ 30,160